Property, Plant and Equipment - Summary of Cost Evolution for Exploratory Wells in Evaluation Stage (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	$ 1,069,011	$ 699,087
Amount at end of year	1,379,527	1,069,011	$ 699,087
Disclosure of Property plant and Equipment Cost evolution for the exploratory wells in evaluation stage [member]
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	8,456	4,067	1,236
Additions pending the determination of proved reserves	86	5,229	2,179
Decreases charged to exploration expenses	(1,174)	(1,036)	(382)
Reclassifications to mineral property, wells and related equipment with proved reserves	(6,760)	(2,716)	(703)
Translation difference	1,928	2,912	1,737
Amount at end of year	$ 2,536	$ 8,456	$ 4,067